OTHER INCOME (LOSS), NET (Tables)	12 Months Ended
Dec. 31, 2022
Other Income, Nonoperating [Abstract]
Schedule of other income (loss), net

	Year Ended December 31,
	2022	2021	2020
Pension settlements (1)	$(137)	$(4)	$(92)
Interest	78	18	24
Change in fair value of investments (2)	(46)	(135)	252
Foreign currency exchange, net	(5)	23	(73)
Charges from debt extinguishment	—	(11)	(77)
Impairment of investments (3)	—	(1)	(93)
Other (4)	48	23	27
Other income (loss), net	$(62)	$(87)	$(32)
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(1)Represents pension settlement charges due to the pension annuitization in 2022 and lump sum payments to participants. For additional information regarding pension and other post-employment benefits, refer to Note 11.
(2)Primarily represents unrealized holding gains and losses related to the Company's investments in current and non-current marketable equity securities.
(3)Primarily consists of an other-than-temporary impairment on the carrying value of TMAC of $93 for the year ended December 31, 2020.
(4)Primarily consists of insurance proceeds and certain pension costs in 2022.